4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 9) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Gains and losses with hedge accounting instruments	R$ (1,860.8)
Settlement	1,268.9
Inventories	(3.5)
Other comprehensive income	264.8
Operating result - income	(423.7)
Operating result - cost	(136.6)
Financial result	(350.7)
Gains and losses with hedge accounting instruments	(1,241.6)
Designated as Cash Flow Hedge [Member] | Interest Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gains and losses with hedge accounting instruments	(13.3)
Settlement	5.3
Inventories	0.0
Other comprehensive income	8.5
Operating result - income	0.0
Operating result - cost	0.0
Financial result	(0.6)
Gains and losses with hedge accounting instruments	(0.1)
Designated as Cash Flow Hedge [Member] | Foreign Exchange Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gains and losses with hedge accounting instruments	(161.0)
Settlement	576.3
Inventories	0.0
Other comprehensive income	186.0
Operating result - income	(379.8)
Operating result - cost	(86.1)
Financial result	(113.9)
Gains and losses with hedge accounting instruments	21.5
Designated as Cash Flow Hedge [Member] | Foreign Exchange NonDerivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gains and losses with hedge accounting instruments	(1,679.5)
Settlement	647.9
Inventories	0.0
Other comprehensive income	81.8
Operating result - income	(43.9)
Operating result - cost	(41.9)
Financial result	(236.2)
Gains and losses with hedge accounting instruments	(1,271.8)
Designated as Cash Flow Hedge [Member] | Commoditive Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gains and losses with hedge accounting instruments	(8.7)
Settlement	28.4
Inventories	(7.5)
Other comprehensive income	(11.5)
Operating result - income	0.0
Operating result - cost	(9.8)
Financial result	0.0
Gains and losses with hedge accounting instruments	(9.1)
Fair Value Hedge [Member] | Commoditive Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gains and losses with hedge accounting instruments	1.7
Settlement	11.0
Inventories	4.0
Other comprehensive income	0.0
Operating result - income	0.0
Operating result - cost	1.2
Financial result	0.0
Gains and losses with hedge accounting instruments	R$ 17.9